SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2       SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements and related notes have been prepared in accordance with United States generally accepted accounting principles (GAAP) and amounts are stated in U.S. dollars. The results of operations for the three months ended March 31, 2017 and 2016 are not necessarily indicative of the results that may be expected for the full fiscal year.

The accompanying financial statements should be read in conjunction with the Audited Consolidated Financial Statements and Notes thereto included as Exhibit 99.2 of  this Current Report on Form 8-K. That report contains a more comprehensive summary of the Partnership’s significant accounting policies. In the opinion of management, the accompanying financial statements contain all of the appropriate adjustments, all of which are normally recurring adjustments unless otherwise noted, and considered necessary to present fairly the financial position of the Partnership, the results of operations and cash flows for the respective periods. Our significant accounting policies are consistent with those disclosed in the Audited Consolidated Financial Statements and Notes thereto included in Exhibit 99.2 of  this Current Report on Form 8-K, except as described in Note 3, Accounting Pronouncements.

Basis of Presentation

The Partnership consolidates its interests on entities over which it is able to exercise control. To the extent there are interests owned by other parties, these interests are included in non-controlling interests. The Partnership uses the equity method of accounting for its investments in entities over which it is able to exercise significant influence.

Acquisitions by the Partnership from TransCanada  are considered common control transactions. When businesses that will be consolidated are acquired from TransCanada by the Partnership, the historical financial statements are required to be recast, except net income per common unit, to include the acquired entities for all periods presented.

When the Partnership acquires an asset or an investment from TransCanada, which will be accounted for by the equity method, the financial information is not required to be recast and the transaction is accounted for prospectively from the date of acquisition.

On June 1, 2017, the Partnership acquired from a subsidiary of TransCanada an additional 11.81 percent interest in PNGTS, resulting in the Partnership owning 61.71 percent in PNGTS (Refer to Note 18-Subsequent Events).  As a result of the Partnership owning 61.71 percent of PNGTS, the Partnership’s historical financial information was recast, except net income (loss) per common unit, to consolidate PNGTS for all the periods presented in these consolidated financial statements. Additionally, this acquisition was accounted for as transaction between entities under common control, similar to pooling of interests, whereby the assets and liabilities of PNGTS were recorded at TransCanada’s carrying value.

Also, on June 1, 2017, the Partnership acquired from subsidiaries of TransCanada a 49.34 percent interest in Iroquois Gas Transmission,L.P (“Iroquois”) (Refer to Note 18-Subsequent Events). Accordingly, the equity method investment in Iroquois was accounted for prospectively and did not form part of these consolidated financial statements.

On January 1, 2016, the Partnership acquired a 49.9 percent interest in PNGTS (2016 PNGTS Acquisition) from a subsidiary of TransCanada. The PNGTS Acquisition was accounted for as a transaction between entities under common control, similar to a pooling of interests, whereby the equity investment in PNGTS was recorded at TransCanada’s carrying value and the total excess purchase price paid was recorded as a reduction in Partners’ Equity. Accordingly, the equity investment in PNGTS is being eliminated as a result of consolidating PNGTS for all the periods presented. Refer to Note 6 for additional disclosure regarding the PNGTS Acquisition.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates are reasonable, actual results could differ from these estimates.

NOTE 2 SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements and related notes have been prepared in accordance with United States generally accepted accounting principles (GAAP) and amounts are stated in U.S. dollars. The financial statements and notes present the financial position of the Partnership as of December 31, 2016 and 2015 and the results of its operations, cash flows and changes in partners’ equity for the years ended December 31, 2016, 2015 and 2014. Certain prior year amounts have been reclassified to conform to the current year presentation.

(a) Basis of Presentation

The Partnership consolidates its interests on entities over which it is able to exercise control. To the extent there are interests owned by other parties, these interests are included in non-controlling interests. The Partnership uses the equity method of accounting for its investments in entities over which it is able to exercise significant influence.

Acquisitions by the Partnership from TransCanada are considered common control transactions. When businesses that will be consolidated are acquired from TransCanada by the Partnership, the historical financial statements are required to be recast, except net income (loss) per common unit, to include the acquired entities for all periods presented.

When the Partnership acquires an asset or an investment from TransCanada, which will be accounted for by the equity method, the financial information is not required to be recast and the transaction is accounted for prospectively from the date of acquisition.

On June 1, 2017, the Partnership acquired from a subsidiary of TransCanada an additional 11.81 percent interest in PNGTS, resulting in the Partnership owning 61.71 percent in PNGTS (Refer to Note 24-Subsequent Events).  As a result of the Partnership owning 61.71 percent of PNGTS, the Partnership’s historical financial information was recast, except net income (loss) per common unit, to consolidate PNGTS for all the periods presented in these consolidated financial statements. Additionally, this acquisition was accounted for as transaction between entities under common control, similar to pooling of interests, whereby the assets and liabilities of PNGTS were recorded at TransCanada’s carrying value.

Also, on June 1, 2017, the Partnership acquired from subsidiaries of TransCanada a 49.34 percent interest in Iroquois (Refer to Note 24-Subsequent Events). Accordingly, the equity method investment in Iroquois  was accounted prospectively and did not form part of these consolidated financial statements.

On January 1, 2016, the Partnership acquired a 49.9 percent interest in PNGTS (2016 PNGTS Acquisition) from a subsidiary of TransCanada. The 2016 PNGTS Acquisition was accounted for as a transaction between entities under common control, similar to a pooling of interests, whereby the equity investment in PNGTS was recorded at TransCanada’s carrying value and the total excess purchase price paid was recorded as a reduction in Partners’ Equity. Accordingly, the equity investment in PNGTS is being eliminated as a result of consolidating PNGTS for all the periods presented. Refer to Note 6 for additional disclosure regarding the PNGTS Acquisition.

On April 1, 2015 and October 1, 2014, the Partnership acquired the remaining 30 percent interest in GTN and Bison, respectively, from subsidiaries of TransCanada. These acquisitions resulted in GTN and Bison being wholly-owned by the Partnership. Prior to these transactions, the remaining 30 percent interests held by subsidiaries of TransCanada were reflected as non-controlling interests in the Partnership’s consolidated financial statements. The acquisitions of these already-consolidated entities were accounted as a transaction between entities under common control, similar to a pooling of interests, whereby the acquired interests were recorded at TransCanada’s carrying value and the total excess purchase price paid was recorded as a reduction in Partners’ Equity. Refer to Note 6 for additional disclosures regarding these acquisitions.

(b) Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates are reasonable, actual results could differ from these estimates.

(c) Cash and Cash Equivalents

The Partnership’s cash and cash equivalents consist of cash and highly liquid short-term investments with original maturities of three months or less and are recorded at cost, which approximates fair value.

(d) Trade Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. We review our accounts receivable regularly and record allowances for doubtful accounts using the specific identification method.

(e) Natural gas imbalances

Natural gas imbalances occur when the actual amount of natural gas delivered to or received from a pipeline system differs from the amount of natural gas scheduled to be delivered or received. The Partnership values these imbalances due to or from shippers and interconnecting parties at current index prices. Imbalances are settled in kind, subject to the terms of the pipelines’ tariff.

Imbalances due from others are reported as  trade accounts receivable or accounts receivable from affiliates under the caption accounts receivable and other on the balance sheets. Imbalances owed to others are reported on the balance sheets as accounts payable and accrued liabilities and accounts payable to affiliates. In addition, the Partnership classifies all imbalances as current as the Partnership expects to settle them within a year.

(f) Inventories

Inventories primarily consist of materials and supplies and are carried at the lower of weighted average cost or market.

(g) Plant, Property and Equipment

Plant, property and equipment are stated at original cost. Costs of restoring the land above and around the pipeline are capitalized to pipeline facilities and depreciated over the remaining life of the related pipeline facilities. Pipeline facilities and compression equipment have an estimated useful life of 20 to 77 years and metering and other equipment ranges from 5 to 77 years. Depreciation is calculated on a straight-line composite basis over the assets’ estimated useful lives. Repair and maintenance costs are expensed as incurred. Costs that are considered a betterment are capitalized.

The Partnership’s subsidiaries capitalize a carrying cost on funds invested in the construction of long lived assets. This carrying cost includes a return on the investment financed by debt and equity allowance for funds used during construction (AFUDC), calculated based the average cost of debt and equity. Capitalized carrying costs for AFUDC debt and equity are reflected as an increase in the cost of plant, property and equipment on the balance sheets. Amounts included in construction work in progress are not amortized until transferred into service.

(h) Impairment of Equity Method Investments

We review our equity method investments when a significant event or change in circumstances has occurred that may have an adverse effect on the fair value of each investment. When such events or changes occur, we compare the estimated fair value to the carrying value of the related investment. We calculate the estimated fair value of an investment in an equity method investee using an income approach and market approach. The development of fair value estimates requires significant judgment including estimates of future cash flows, which is dependent on internal forecasts, estimates of the long-term rate of growth for the investee, estimates of the useful life over which cash flows will occur, and determination of weighted average cost of capital. The estimates used to calculate the fair value of an investee can change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and our assessment as to whether an investment in an equity method investee has suffered an impairment.

If the estimated fair value of an investment is less than its carrying value, we are required to determine if the decline in fair value is other than temporary. This determination considers the aforementioned valuation methodologies, the length of time and the extent to which fair value has been less than carrying value, the financial condition and near-term prospects of the investee, including any specific events which may influence the operations of the investee, the intent and ability of the holder to retain its investment in the investee for a period of time sufficient to allow for any anticipated recovery in market value, and other facts and circumstances. If the fair value of an investment is less than its carrying value and the decline in value is determined to be other than temporary, we record an impairment charge.

(i) Impairment of Long-lived Assets

The Partnership reviews long-lived assets, such as plant, property and equipment for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. If the total of the estimated undiscounted future cash flows is less than the carrying value of the assets, an impairment loss is recognized for the excess of the carrying value over the fair value of the assets.

(j) Partners’ Equity

Costs incurred in connection with the issuance of units are deducted from the proceeds received.

(k) Revenue Recognition

Transmission revenues are recognized in the period in which the service is provided. When a rate case is pending final FERC approval, a portion of the revenue collected is subject to possible refund. As of December 31, 2016, the Partnership has not recognized any transmission revenue that is subject to possible refund.

For the year ended December 31, 2014 and in January 2015, as required by FERC, PNGTS was charging customers rates applied for in its 2008 and 2010 rate cases. Due to the uncertainty in the outcome of its two outstanding rate cases, PNGTS was only recognizing revenue up to the amount of the interim FERC approved rates . The difference between these amounts was recognized as a provision (liability) for rate refund in the consolidated balance sheet. On February 19, 2015, FERC approved PNGTS’ final rates and PNGTS was required to refund the customers within sixty days of the issuance of the final rates, including interest at the quarterly average prime interest rate as prescribed by FERC. Total refunds accumulated to $114.3 million, including $8.0 million of interest, and were paid to customers on April 15, 2015.

(l) Income Taxes

Federal and certain state income taxes are the responsibility of the partners and are not reflected in these consolidated financial statements. The tax effect of the Partnership’s activities accrues to its partners. The Partnership’s taxable income or loss, which may vary substantially from the net income or loss reported in the consolidated statement of income, is includable in the federal income tax returns of each partner. The aggregate difference in the basis of the Partnership’s net assets for financial and income tax purposes cannot be readily determined because all information regarding each partner’s tax attributes related to the partnership is not available.

In instances where the Partnership is subject to state income taxes, the asset-liability method is used to account for taxes. This method requires the recognition of deferred tax assets and liabilities for future tax consequences attributable to the differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases.

Balance Sheet Classification of Deferred Taxes

In November 2015, the FASB issued new guidance which requires that deferred tax assets and liabilities be classified as non-current on the balance sheet. The new guidance is effective January 1, 2017, however, since early application is permitted, the Partnership elected to retrospectively apply this guidance effective January 1, 2015. Application of this new guidance will simplify the Partnership’s process in determining deferred tax amounts and simplify their presentation. The application of this guidance did not have a material impact on the Partnership’s consolidated financial statements.

(m) Acquisitions and Goodwill

The Partnership accounts for business acquisitions from third parties using the acquisition method of accounting and, accordingly, the assets and liabilities of the acquired entities are recorded at their estimated fair values at the date of acquisition. The excess of the purchase price over the fair value of net assets acquired is attributed to goodwill. Goodwill is not amortized and is tested on an annual basis for impairment or more frequently if any indicators of impairment are evident. The Partnership initially assesses qualitative factors to determine whether events or changes in circumstances indicate that the goodwill might be impaired. If the Partnership does not conclude that it is more likely than not that fair value of the reporting unit is greater than its carrying value, the first step of the two-step impairment test is performed by comparing the fair value of the reporting unit to its book value, which includes goodwill. If the fair value is less than book value, an impairment is indicated and a second step is performed to measure the amount of the impairment. In the second step, the implied fair value of goodwill is calculated by deducting the recognized amounts of all tangible and intangible net assets of the reporting unit from the fair value determined in the initial assessment. If the carrying value of goodwill exceeds the calculated implied fair value of goodwill, an impairment charge is recorded.

At December 31, 2016 and 2015, we had $130 million of goodwill recorded on our consolidated balance sheet related to the North Baja ($48 million) and Tuscarora ($82 million) acquisitions. No impairment of goodwill existed at December 31, 2016 (Refer also to Note 20).

The Partnership accounts for business acquisitions between itself and TransCanada, also known as “dropdowns”, as transactions between entities under common control.  Using this approach, the assets and liabilities of the acquired entities are recorded at TransCanada’s carrying value. In the event recasting is required, the Partnership’s historical financial information will be recast, except net income (loss) per common unit, to include the acquired entities for all periods presented. If the fair market value paid for the acquired entities is greater than the recorded net assets of the acquired entities, the excess purchase price paid is recorded as a reduction in Partners’ Equity. Similarly, if the fair market value paid for the acquired entities is less than the recorded net assets of the acquired entities, the excess of assets acquired is recorded as an increase in Partners’ Equity.

(n) Fair Value Measurements

For cash and cash equivalents, receivables, accounts payable, certain accrued expenses and short-term debt, the carrying amount approximates fair value due to the short maturities of these instruments. For long-term debt instruments and the interest rate swap agreements, fair value is estimated based upon market values (if applicable) or on the current interest rates available to us for debt with similar terms and remaining maturities. Considerable judgment is required in developing these estimates.

(o) Derivative Financial Instruments and Hedging Activities

The Partnership recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values. For derivatives designated in hedging relationships, changes in the fair value are either offset through earnings against the change in fair value of the hedged item attributable to the risk being hedged or recognized in accumulated other comprehensive income, to the extent the derivative is effective at offsetting the changes in cash flows being hedged until the hedged item affects earnings.

The Partnership only enters into derivative contracts that it intends to designate as a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). For all hedging relationships, the Partnership formally documents the hedging relationship and its risk management objective and strategy for undertaking the hedge, the hedging instrument, the hedged transaction, the nature of the risk being hedged, how the hedging instrument’s effectiveness in offsetting the hedged risk will be assessed prospectively and retrospectively, and a description of the method used to measure ineffectiveness. The Partnership also formally assesses, both at the inception of the hedging relationship and on an ongoing basis, whether the derivatives that are used in hedging relationships are highly effective in offsetting changes in cash flows of hedged transactions. For derivative instruments that are designated and qualify as part of a cash flow hedging relationship, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.

The Partnership discontinues hedge accounting prospectively when it determines that the derivative is no longer effective in offsetting cash flows attributable to the hedged risk, the derivative expires or is sold, terminated, or exercised, the cash flow hedge is de-designated because a forecasted transaction is not probable of occurring, or management determines to remove the designation of the cash flow hedge.

In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the Partnership continues to carry the derivative at its fair value on the balance sheet and recognizes any subsequent changes in its fair value in earnings. When it is probable that a forecasted transaction will not occur, the Partnership discontinues hedge accounting and recognizes immediately in earnings gains and losses that were accumulated in other comprehensive income related to the hedging relationship.

(p) Asset Retirement Obligation

The Partnership recognizes the fair value of a liability for asset retirement obligations in the period in which it is incurred, when a legal obligation exists and a reasonable estimate of fair value can be made. The fair value is added to the carrying amount of the associated asset and the liability is accreted through charges to operating expenses.

The Partnership has determined it has legal obligations associated with its natural gas pipelines and related transmission facilities. The obligations relate primarily to purging and sealing the pipelines if they are abandoned. The Partnership is also required to operate and maintain its natural gas pipeline system, and intends to do so as long as supply and demand for natural gas exists, which the Partnership expects for the foreseeable future. Therefore, the Partnership believes its natural gas pipeline system assets have indeterminate lives and, accordingly, has recorded no asset retirement obligation as of December 31, 2016 and 2015.

(q) Government Regulation

The Partnership’s subsidiaries are subject to regulation by FERC. Under regulatory accounting principles, certain assets or liabilities that result from the regulated ratemaking process may be recorded that would not be recorded under GAAP for non-regulated entities. The timing of recognition of certain revenues and expenses in our regulated business may differ from that otherwise expected under GAAP to appropriately reflect the economic impact of the regulators’ decisions regarding revenues and rates. The Partnership regularly evaluates the continued applicability of regulatory accounting, considering such factors as regulatory changes, the impact of competition, and the ability to recover regulatory assets. At December 31, 2016, the Partnership had regulatory assets amounting to $1 million reported as part of other current assets  in the balance sheet representing volumetric fuel tracker assets that are settled with in-kind exchanges with customers continually (2015 — $2 million). Regulatory liabilities are included in other long-term liabilities (refer to Note 8). AFUDC is capitalized and included in plant, property and equipment.

(r) Debt Issuance Costs

Costs related to the issuance of debt are deferred and amortized using the effective interest rate method over the term of the related debt. Refer also to Note 3 — Imputation of Interest for the change in accounting policy related to debt issuance costs.